Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables
Schedule of other payables

	Years Ended December 31,
	2023	2022

	(USD in thousands)
Employee cost liabilities	$894	$353
Other liabilities	112	312
Total other payables	$1,006	$665